Cover	Feb. 25, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2020
Entity File Number	1-39162
Entity Registrant Name	ARCONIC ROLLED PRODUCTS CORPORATION
Entity Central Index Key	0001790982
Entity Tax Identification Number	84-2745636
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Isabella Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212
City Area Code	412
Local Phone Number	553-1940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ARNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false